Trade and other receivables - Provision for impairment of receivables (Details) - Trade and other receivables - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	£ 512	£ 394
Exchange adjustments	(57)	20
Charge for the year, net of recoveries	326	234
Uncollectible amounts written off	(59)	(136)
Reclassification to held for sale (note 10)	(50)	0
Allowance account for credit losses of financial assets, ending balance	£ 672	£ 512